UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22978

Corsair Opportunity Fund
(Exact name of registrant as specified in charter)

366 Madison Avenue, 12th Floor New York, New York 10017
(Address of principal executive offices) (Zip code)

Thomas Hess Corsair Capital Management, L.P. 366 Madison Avenue, 12th Floor New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 949-3000

Date of fiscal year end: Sep 30

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 58.7%
	AIRCRAFT & PARTS – 0.2%
457	Esterline Technologies Corp.[1]	$29,280
		29,280
	AIRLINES – 0.1%
428	Japan Airlines Co., Ltd.[2]	15,676
		15,676
	AUTOMOBILES – 0.1%
2,378	Fiat Chrysler Automobiles NV2	19,167
		19,167
	BASIC & DIVERSIFIED CHEMICALS – 1.6%
102	Innophos Holdings, Inc.	3,153
31	LyondellBasell Industries NV, Class A	2,653
12,670	Olin Corp.	220,078
		225,884
	BUILDING SUB CONTRACTORS – 1.1%
6,225	Installed Building Products, Inc.[1]	165,647
		165,647
	CABLE & SATELLITE – 1.1%
288	EchoStar Corp., Class A1	12,756
1,857	Liberty Global PLC1 2	69,749
1,865	Liberty Global PLC, Class A1 2	71,802
		154,307
	CATALOG & TV BASED RETAILERS – 2.1%
12,064	Liberty Interactive Corp. QVC Group, Class A1	304,616
		304,616
	COAL OPERATIONS – 0.2%
1,587	CONSOL Energy, Inc.	17,917
1,798	Westmoreland Coal Co.[1]	12,964
		30,881
	COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS – 0.1%
139	Honeywell International, Inc.	15,575
		15,575
	COMMUNICATIONS EQUIPMENT – 1.3%
6,764	CommScope Holding Co., Inc.[1]	188,851
		188,851
	CONSUMER FINANCE – 2.4%
6,962	Ally Financial, Inc.[1]	130,329
997	Discover Financial Services	50,767
5,953	Synchrony Financial[1]	170,613
		351,709

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	CONTAINERS & PACKAGING – 0.9%
70,490	Orora Ltd.[2]	$135,080
		135,080
	DEFENSE PRIMES – 2.9%
4,852	Orbital ATK, Inc.	421,833
		421,833
	DEPARTMENT STORES – 0.1%
874	Hudson's Bay Co.	12,914
		12,914
	DIVERSIFIED BANKS – 0.6%
1,938	Citigroup, Inc.	80,911
		80,911
	ELECTRICAL POWER EQUIPMENT – 1.4%
2,070	Babcock & Wilcox Enterprises, Inc.[1]	44,298
4,548	BWX Technologies, Inc.	152,631
		196,929
	ENTERTAINMENT CONTENT – 0.1%
240	CBS Corp., Class B	13,221
		13,221
	ENTERTAINMENT FACILITIES – 0.9%
266	Madison Square Garden Co.[1]	44,252
1,637	Six Flags Entertainment Corp.	90,837
		135,089
	FLOW CONTROL EQUIPMENT – 0.8%
2,140	Pentair PLC[2]	116,116
		116,116
	FOOD & DRUG STORES – 1.0%
554	CVS Health Corp.	57,466
1,054	Walgreens Boots Alliance, Inc.	88,789
		146,255
	FOOD SERVICES – 2.1%
9,216	Aramark	305,234
		305,234
	HEALTH CARE FACILITIES – 0.1%
1,282	Kindred Healthcare, Inc.	15,833
		15,833
	HEALTH CARE SERVICES – 0.1%
2,017	Enzo Biochem, Inc.[1]	9,177
		9,177
	HOUSEHOLD PRODUCTS – 1.3%
3,728	Clearwater Paper Corp.[1]	180,845
		180,845

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	INDUSTRIAL DISTRIBUTORS & RENTAL – 2.2%
9,797	HD Supply Holdings, Inc.[1]	$323,987
		323,987
	INFORMATION SERVICES – 2.4%
13,115	IMS Health Holdings, Inc.[1]	348,203
		348,203
	INSTL TRUST, FIDUCIARY & CUSTODY – 0.2%
436	State Street Corp.	25,515
		25,515
	INSURANCE BROKERS – 3.8%
4,311	Aon PLC[2]	450,284
812	Willis Towers Watson PLC[2]	96,352
		546,636
	INTERNET BASED SERVICES – 0.5%
94	Liberty TripAdvisor Holdings, Inc., Class A1	2,083
1,682	Liberty Ventures[1]	65,800
		67,883
	INTERNET MEDIA – 1.9%
5,839	IAC/InterActiveCorp	274,900
		274,900
	INVESTMENT MANAGEMENT – 2.0%
25,262	NorthStar Asset Management Group Inc.	286,724
		286,724
	LIFE INSURANCE – 2.9%
721	MetLife, Inc.	31,681
12,899	Voya Financial, Inc.	384,003
		415,684
	LIFE SCIENCE EQUIPMENT – 1.5%
8,264	VWR Corp.[1]	223,624
		223,624
	LODGING – 1.7%
9,914	Diamond Resorts International, Inc.[1]	240,910
		240,910
	MARINE SHIPPING – 0.0%
416	Teekay Corp.[2]	3,602
		3,602
	MORTGAGE FINANCE – 0.0%
631	Nationstar Mortgage Holdings, Inc.[1]	6,247
		6,247

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	OTHER COMMERCIAL SERVICES – 2.8%
10,545	KAR Auction Services, Inc.	$402,186
159	Tricon Capital Group, Inc.	1,106
		403,292
	OTHER FINANCIAL SERVICES – 0.2%
1,082	Encore Capital Group, Inc.[1]	27,851
		27,851
	PACKAGED FOOD – 0.1%
230	Nestle SA ADR[2]	17,160
		17,160
	POWER GENERATION – 0.5%
5,123	Calpine Corp.[1]	77,716
		77,716
	PROPERTY & CASUALTY INSURANCE – 1.5%
1,179	AmTrust Financial Services, Inc.	30,513
688	Berkshire Hathaway, Inc., Class B1	97,613
182	Loews Corp.	6,963
3,978	National General Holdings Corp.	85,885
		220,974
	PUBLISHING & BROADCASTING – 3.0%
429	Liberty Media Corp., Class A1	16,572
14,584	News Corp., Class A	186,238
1,494	News Corp., Class B	19,795
6,533	Sinclair Broadcast Group Inc., Class A	200,890
413	Tribune Media Co., Class A	15,839
		439,334
	REAL ESTATE SERVICES – 1.3%
33,141	Countrywide PLC[2]	183,530
		183,530
	REFINING & MARKETING – 0.3%
295	Phillips 66	25,544
261	Tesoro Corp.	22,449
		47,993
	REINSURANCE – 0.3%
712	Endurance Specialty Holdings Ltd.[2]	46,522
		46,522
	REIT – 3.4%
559	Equity Commonwealth[1]	15,775
764	Forest City Realty Trust, Inc.	16,113
551	Rouse Properties, Inc.	10,127
8,645	Ryman Hospitality Properties, Inc.	445,045
39	Simon Property Group, Inc.	8,100
		495,160

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	SEMICONDUCTOR MANUFACTURING – 0.1%
695	Tower Semiconductor Ltd.1 2	$8,423
		8,423
	SPECIALTY CHEMICALS – 3.0%
9,529	Axalta Coating Systems Ltd.[1]	278,247
18,238	Ferroglobe PLC[2]	160,676
		438,923
	TELECOM CARRIERS – 0.6%
3,111	Quebecor, Inc., Class B	81,679
		81,679
	TOTAL COMMON STOCKS (Cost $8,539,782)	8,523,502
	INVESTMENT COMPANIES / ETFS – 3.6%
	INVESTMENT MANAGEMENT – 3.6%
3,326	Financial Select Sector SPDR Fund	74,868
1,584	iShares Russell 2000 ETF	175,222
1,346	SPDR S&P 500 ETF Trust	276,684
		526,774

	TOTAL INVESTMENT COMPANIES / ETFS (Cost $503,902)	526,774
	MUTUAL FUNDS – 0.1%
	INVESTMENT COMPANIES – 0.1%
1,021	OFS Capital Corp.	13,222
		13,222
	TOTAL MUTUAL FUNDS (Cost $10,862)	13,222
	SHORT-TERM INVESTMENTS – 36.2%
	MONEY MARKET FUNDS – 36.2%
5,247,782	Federated Treasury Obligations Fund 0.01%3 4	5,247,782
		5,247,782
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,247,782)	5,247,782
	TOTAL INVESTMENTS –98.7% (Cost $14,302,328)	14,311,280
	Other Assets in Excess of Liabilities – 1.3%	192,060
	TOTAL NET ASSETS –100.0%	$14,503,340
	SHORT SECURITIES – (4.7)%
	COMMON STOCKS – (1.4)%
	AIRLINES – (0.1)%
(3,975)	ANA Holdings, Inc.[2]	$(11,200)
		(11,200)
	AUTOMOBILES – (0.1)%
(817)	Ford Motor Co.	(11,029)

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of March 31, 2016 (Unaudited)

Number of Shares		Value
(134)	General Motors Co.	(4,212)
		(15,241)
	CABLE & SATELLITE – (0.1)%
(113)	Liberty Broadband Corp., Class C1	(6,548)
		(6,548)
	ELECTRICAL POWER EQUIPMENT – (0.1)%
(520)	General Electric Co.	(16,531)
		(16,531)
	EXPLORATION & PRODUCTION – (0.0)%
(29)	Pioneer Natural Resources Co.	(4,081)
		(4,081)
	HEALTH CARE SUPPLY CHAIN – (0.1)%
(332)	Diplomat Pharmacy, Inc.[1]	(9,097)
		(9,097)
	INTERNET BASED SERVICES – (0.1)%
(132)	Expedia, Inc.	(14,232)
(19)	TripAdvisor, Inc.[1]	(1,264)
		(15,496)
	OFFICE ELECTRONICS – (0.0)%
(338)	Ricoh Co., Ltd.[2]	(3,442)
		(3,442)
	PROPERTY & CASUALTY INSURANCE – (0.0)%
(87)	CNA Financial Corp.	(2,800)
		(2,800)
	PUBLISHING & BROADCASTING – (0.1)%
(3,843)	Sirius XM Holdings, Inc.[1]	(15,180)
		(15,180)
	REFINING & MARKETING – (0.1)%
(235)	Valero Energy Corp.	(15,073)
		(15,073)

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	REIT – (0.5)%
(743)	Host Hotels & Resorts, Inc.	$(12,408)
(379)	LaSalle Hotel Properties	(9,592)
(574)	National Retail Properties, Inc.	(26,519)
(98)	Simon Property Group, Inc.	(20,354)
(262)	Sunstone Hotel Investors, Inc.	(3,665)
		(72,538)
	SPECIALTY CHEMICALS – (0.1)%
(124)	PPG Industries, Inc.	(13,825)
		(13,825)
	TOTAL COMMON STOCKS (Proceeds $(198,977))	$(201,052)
	INVESTMENT COMPANIES / ETFS – (3.3)%
	INVESTMENT MANAGEMENT – (3.3)%
(256)	iShares Russell 2000 Growth ETF	(33,966)
(3,139)	iShares Russell 2000 ETF	(347,236)
(926)	SPDR S&P Homebuilders ETF	(31,336)
(506)	Energy Select Sector SPDR Fund	(31,331)
(494)	iShares U.S. Real Estate ETF	(38,463)
		(482,332)
	TOTAL INVESTMENT COMPANIES / ETFS (Proceeds $(512,098))	$(482,332)
	TOTAL SHORT SECURITIES (Proceeds $(711,075))	$(683,384)
[1]	Non-income producing security.
[2]	Security country not located in the United States or Canada.
[3]	Fair value of this security exceeds 25% of the Fund's Member's Capital. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.
[4]	The rate is the annualized seven-day yield at period end.

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Graphical Illustration
As of March 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	18.5%
Consumer Discretionary	9.9%
Industrials	8.8%
Communications	7.1%
Materials	5.5%
Technology	3.8%
Consumer Staples	2.4%
Health Care	1.7%
Energy	0.6%
Utilities	0.5%
Total Common Stocks	58.8%
Short-Term Investments
Money Market Funds	36.2%
Total Short-Term Investments	36.2%
Mutual Funds
Financials	0.1%
Total Mutual Funds	0.1%
Investment Companies / ETFs
Financials	3.1%
Technology	0.5%
Total Investment Companies / ETFs	3.6%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

Investment Companies / ETFs, 3.60%
Other Assets in Excess of Liabilities, 1.30%
Mutual Funds, 0.10%
Financials, 18.50%
Consumer Discretionary, 9.90%
Short-Term Investments, 36.20%
Industrials, 8.80%
Communications, 7.10%
Utilities, 0.50%
Energy, 0.60%
Materials, 5.50%
Health Care, 1.70%
Technology, 3.80%
Consumer Staples, 2.40%

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Statement of Assets and Liabilities
As of March 31, 2016 (Unaudited)

Assets:
Investments at fair value (cost $14,302,328)	$14,311,280
Cash	9,048
Foreign cash (cost $12,660)	13,619
Cash deposited with broker for securities sold short	679,090
Receivables:
Dividends and interest	21,942
Investment securities sold	45,489
Due from Advisor	163,033
Prepaid expenses	23,398
Total assets	15,266,899

Liabilities:
Securities sold short, at value (proceeds $711,075)	683,384
Payables:
Investment securities purchased	10,253
Professional fees	52,318
Fund accounting and administration	8,269
Transfer agent fees and expenses	3,094
Custody fees	1,743
Shareholder servicing fees	457
Trustees' fees	4,004
Accrued other expenses	37
Total liabilities	763,559
Net Assets	$14,503,340

Net Assets Consist of:
Capital (unlimited shares authorized, 20,000,000 shares registered, $0.001 par value)	$15,221,017
Accumulated net investment loss	(141,683)
Accumulated net realized loss on investments	(613,892)
Net unrealized appreciation on:
Investments	8,952
Foreign currency translations	1,255
Securities sold short	27,691
Net Assets	$14,503,340

Net Assets:
Class A	$468,565
Class I	14,034,775
Net Assets	$14,503,340

Shares of Beneficial Interest Issued and Outstanding:
Class A shares	50,738
Class I shares	1,518,462
Total Shares Outstanding	1,569,200

Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A	$9.23
Class I	$9.24
Class A - Maximum offering price per share (Net asset value per share divided by 0.97)*	$9.52
*	Reflects a maximum sales charge of 3.00%.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Statement of Operations
For the six months ended March 31, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $793)	$69,598
Interest	2,338
Total investment income	71,936

Expenses:
Legal expense	152,393
Management fees (see Note 3)	104,745
Accounting and administration expenses	41,250
Audit expense	35,013
Registration expense	17,307
Offering costs (See Note 3)	17,095
Custodian expense	13,904
Dividends and interest on securities sold short	11,523
Trustees' expense	9,059
Transfer agent expense	8,737
Tax expense	7,499
Printing expense	7,469
Insurance expense	1,299
Shareholder servicing fees – Class A	457
Miscellaneous	9,671
Total expenses	437,421
Expenses waived and reimbursed from advisor (see Note 3)	(267,557)
Net expenses	169,864
Net investment loss	(97,928)

Realized and Unrealized Gain (Loss) on Investments and foreign currency:
Net realized gain (loss) on:
Investments	(388,425)
Foreign currency transactions	(102)
Securities sold short	(2,144)
Total net realized loss	(390,671)
Net change in unrealized appreciation (depreciation) on:
Investments	539,462
Foreign currency translations	1,295
Securities sold short	(22,506)
Total net change in unrealized appreciation	518,251
Net realized and unrealized gain on investments and foreign currency	127,580

Net Increase in Net Assets from Operations	$29,652

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Statements of Changes in Net Assets
For the six months ended March 31, 2016 (Unaudited) and for the period from December 1, 2014
(commencement of operations) through September 30, 2015

	Six Months Ended March 31, 2016 (Unaudited)	December 1, 2014 through September 30, 2015**
Change in Net Assets From:
Operations:
Net investment loss	$(97,928)	$(119,759)
Net realized loss on investments	(390,671)	(221,200)
Net change in unrealized appreciation on investments	518,251	(480,353)
Net increase/(decrease) in net assets resulting from operations	29,652	(821,312)

Capital Share Transactions:
Net proceeds from Class A shares sold	465,000 *	—
Net proceeds from Class I shares sold	3,850,000	10,880,000
Net increase from capital share transactions	4,315,000	10,880,000

Net change in net assets	4,344,652	10,058,688

Net Assets:
Beginning of period	10,158,688	100,000
End of period	$14,503,340	$10,158,688

Accumulated net investment loss	$(141,683)	$(119,759)

Transactions in Shares:
Issuance of Class A shares	50,738 *	—
Issuance of Class I shares	417,119	1,091,343
Net increase	467,857	1,091,343
*	Reflects operations for the period from January 4, 2016 (Class A inception date) to March 31, 2016.
**	The Fund’s inception date was December 1, 2014. Prior to December 1, 2014, the Fund had been inactive except for matters related to the Fund's establishment, designation and planned registration.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Financial Highlights – Class A
For the period from January 4, 2016 (commencement of class)
through March 31, 2016* (Unaudited)

Per share income and capital changes for a share outstanding throughout the period.

Net asset value, date of issuance	$9.24
Income from Investment Operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investments	0.02
Total from investment operations	(0.01)
Net asset value, end of period	$9.23

Total return before incentive fees	(0.11)%[1]
Incentive fees	—%
Total return after incentive fees	(0.11)%[1]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$469

Ratio of expenses to average net assets:
Before fee waivers/reimbursement of expenses, inclusive of short dividend expenses	8.50%[2]
After fee waivers/reimbursement of expenses, inclusive of short dividend expenses	2.90%[2]
Before fee waivers/reimbursement of expenses, exclusive of short dividend expenses	8.35%[2]
After fee waivers/reimbursement of expenses, exclusive of short dividend expenses	2.75%[2]
Ratio of net investment loss to average net assets	(1.52)%[2]

Portfolio turnover rate	33%[1]
*	Reflects operations for the period from January 4, 2016 (Class A inception date) to March 31, 2016.
[1]	Not annualized.
[2]	Annualized.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Financial Highlights – Class I
For the six months ended March 31, 2016 (Unaudited) and from December 1, 2014
(commencement of operations) through September 30, 2015*

Per share income and capital changes for a share outstanding throughout the period.

	Period Ended March 31, 2016 (Unaudited)	December 1, 2014 through September 30, 2015*
Net asset value, beginning of period	$9.22	$10.00
Income from Investment Operations:
Net investment loss	(0.05)	(0.11)
Net realized and unrealized gain (loss) on investments	0.07	(0.67)
Total from investment operations	0.02	(0.78)
Net asset value, end of period	$9.24	$9.22

Total return before incentive fees	0.22%[1]	(7.80)%[1]
Incentive fees	—%	—%
Total return after incentive fees	0.22%[1]	(7.80)%[1]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,035	$10,159

Ratio of expenses to average net assets:
Before fee waivers/reimbursement of expenses, inclusive of short dividend expenses	6.20%[2]	6.91%[2]
After fee waivers/reimbursement of expenses, inclusive of short dividend expenses	2.41%[2]	2.31%[2]
Before fee waivers/reimbursement of expenses, exclusive of short dividend expenses	6.04%[2]	6.85%[2]
After fee waivers/reimbursement of expenses, exclusive of short dividend expenses	2.25%[2]	2.25%[2]
Ratio of net investment loss to average net assets	(1.39)%[2]	(1.40)%[2]

Portfolio turnover rate	33%[1]	39%[1]
*	The Fund's inception date was December 1, 2014. Prior to December 1, 2014, the Fund had been inactive except for matters related to the Fund's establishment, designation and planned registration.
[1]	Not annualized.
[2]	Annualized.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements
March 31, 2016 (Unaudited)

1.   ORGANIZATION

Corsair Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on June 19, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is managed by Corsair Capital Management, L.P. (the “Adviser”), a Delaware limited partnership that is registered under the Investment Advisers Act of 1940, as amended.

The Fund’s investment objective is to achieve capital appreciation. The Fund pursues this objective by investing its assets primarily in long and short positions in equity securities of U.S. and Canadian companies. The Fund commenced investment operations on December 1, 2014. The Fund has established two classes of shares: Class A shares and Class I shares. Class I shares are offered to investors who meet certain requirements as discussed in the Fund’s prospectus and are not subject to a Minimum initial investment. The Minimum initial investment in Class A shares is $50,000, and $10,000 increments thereafter. Class A has a distribution and shareholder servicing fee computed at an annual rate of 0.50%. Class A shares are also subject to a sales load of up to 3.00%.

As of March 31, 2016, the Adviser owns approximately 67% of the outstanding Class I shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards (“ASC”) Topic 946, Financial-Services Investment Companies. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)   Securities Valuations

Domestic exchange traded equity securities (other than options) that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be at fair value as determined by the Board of Trustees (“Board”). Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2016 (Unaudited)

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value pursuant to procedures adopted in good faith by the Board.

(b)   Security Transactions and Related Investment Income

Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Interest income and estimated expenses are accrued daily. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated proportionally to each share class.

(c)   Share Valuation

The net asset value per share of each class of the Fund is calculated by dividing the value of the Fund’s assets attributable to that class less all liabilities (including accrued expenses but excluding capital and surplus) attributable to that class by the number of that class’ shares outstanding. The value of the net assets of each class of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

(d)   Foreign Currency Translation

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2016 (Unaudited)

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than in securities during each reporting period, and result from changes in the exchange rate.

(e)   Short Sales

The Fund may sell a security it does not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividends or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets.

(f)   Federal Income Taxes

The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income. If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

At March 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$14,397,866

Gross unrealized appreciation	$636,749
Gross unrealized depreciation	(723,335)

Net unrealized depreciation on investments	$(86,586)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2015 permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized loss on investments as follows:

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
(73,983)	76,004	(2,021)

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2016 (Unaudited)

As of September 30, 2015 the components of accumulated earnings (deficit) on a tax basis for the Fund was as follows:

Undistributed ordinary income	$2,187
Undistributed long-term gains	—
Tax accumulated earnings	2,187

Accumulated capital and other losses	$(246,275)

Unrealized depreciation on investments	(553,376)
Unrealized depreciation on foreign currency translations	(40)
Net unrealized appreciation on securities sold short	50,175

Total accumulated earnings (deficit)	$(747,329)

There were no distributions paid during the period from December 1, 2014 (commencement of operations) to September 30, 2015. There were no distributions paid during the six months ended March 31, 2016.

As of September 30, 2015, the Fund had a short-term capital loss carryover of $200,354. To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of September 30, 2015, the Fund has $45,921 in Qualified late-year losses, which are deferred until fiscal year 2016 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

(g)   Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund believes that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(h)   Distributions to Shareholders

The Fund intends to make annual distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the calendar year, at which time it will be reported to the shareholders.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2016 (Unaudited)

3.   FAIR VALUE MEASUREMENTS AND DISCLOSURES

Under the provision of FASB ASC Topic 820, Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments); or
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s assets and liabilities:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,523,502	$—	$—	$8,523,502
Investment Companies/ETFS	526,774	—	—	526,774
Mutual Funds	13,222	—	—	13,222
Short-Term Investments	5,247,782	—	—	5,247,782
Total Assets	$14,311,280	$—	$—	$14,311,280

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(201,052)	$—	$—	$(201,052)
Investment Companies/ETFS	(482,332)	—	—	(482,332)
Total Liabilities	$(683,384)	$—	$—	$(683,384)

As of March 31, 2016, the Fund did not hold any Level 2 or 3 securities. Transfers into and out of all Levels are accounted for as of the end of the reporting period. For the six months ended March 31, 2016, there were no transfers among Levels.

4.	INVESTMENT ADVISORY TRANSACTIONS AND AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an investment management agreement with the Adviser. The Adviser is entitled to a management fee (the “Management Fee”), computed and payable monthly, in arrears, at an annual rate of 1.50% of the Fund’s net assets. The Management Fee is paid directly to the Adviser by the Fund. The Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, but excluding Distribution and Shareholder Servicing Fees, expenses on securities sold short, interest, brokerage commissions and extraordinary expenses of the Fund), to the extent necessary to limit the ordinary operating expenses of each class of shares of the Fund to 2.25% per annum of the average monthly net assets of such class of shares (the “Expense Limitation Agreement”). The Expense Limitation Agreement is in effect until terminated by the Fund.

The Fund incurred offering costs of $100,641 which were amortized over a one-year period from December 1, 2014 (commencement of operations) to December 1, 2015.

For the period ended March 31, 2016, the Adviser waived management fees and absorbed other Fund expenses totaling $267,557 that are subject to reimbursement. The Adviser is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursable expense was occurred. At March 31, 2016, the amount of these potentially recoverable expenses was as follows:

December 1, 2017	September 30, 2017	September 30, 2018
$145,716	$273,651	$267,557

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2016 (Unaudited)

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each fiscal year of the Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (as defined below) ending within or coterminous with the close of fiscal year exceed the balance of the loss carryforward account (as described below), without duplication for any Incentive Fees paid during such fiscal year.

The Fund also pays the Adviser an Incentive Fee in the event a Fiscal Period is triggered in connection with a share repurchase offer by the Fund, as described below. For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of shares of the Fund repurchased during the Fiscal Period (excluding shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of shares of the Fund issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund). Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

“Fiscal Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period. (Upon termination of the Advisory Agreement, the Fund will pay the Incentive Fee to the Adviser as if the date of effectiveness of such termination is the end of the Fund’s fiscal year). In the event that an Incentive Fee is payable with respect to a Fiscal Period that is not the Fund’s fiscal year-end due to the Fund’s share repurchases, the Incentive Fee will be determined as if the end of such Fiscal Period were the end of the Fund’s fiscal year, and only that portion of the Incentive Fee that is proportional to the Fund’s assets paid in respect of such share repurchases (not taking into account any proceeds from any contemporaneous issuance of shares of the Fund, by reinvestment of dividends and other distributions or otherwise) will be paid to the Adviser for such Fiscal Period. Since the Fund may conduct repurchase offers every month, Fiscal Periods could be triggered (and, therefore, a portion of the Incentive Fee, if any, would be payable to the Adviser) up to twelve times each fiscal year. For purposes of determining the Fund’s net asset value, the Incentive Fee is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).

The Incentive Fee will be payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited with the amount of any net profits of the Fund for that Fiscal Period, as applicable. This is sometimes known as a “high water mark.”

Unlike a traditional high water mark incentive fee structure, the Incentive Fee is paid based on a loss carryforward account for the Fund as a whole and not loss carryforward accounts for each individual shareholder. This means that a shareholder is subject to the Incentive Fee as reflected in the net asset value of his or her shares, so long as the Fund did not have a positive balance in its loss carryforward account and had positive net profits at the end of a Fiscal Period.

As of March 31, 2016, there was no incentive fee payable by the Fund. During the six months ended March 31, 2016, no Incentive Fee was paid to the Adviser.

Each Independent Trustee receives an annual retainer of $10,000 plus reimbursement of reasonable out-of-pocket expenses. Trustees that are “interested persons” do not receive any annual or other fee from the Fund. The officers of the Fund serve without compensation.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2016 (Unaudited)

5.   ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6.   INVESTMENT TRANSACTIONS

For the period ended March 31, 2016, total long-term purchases and sales amounted to $2,914,268 and $3,032,884, respectively. The total securities sold short and covered amounted to $134,533 and $119,444, respectively.

7.   INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

8.   RISK FACTORS

The Fund is subject to substantial risks, including general economic and market condition risks, liquidity risks and non-diversification risks. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Prospectus and Statement of Additional Information.

Risk of Equity Securities: The Fund primarily invests in publicly-traded “equity securities,” which, for these purposes, means common and preferred stocks (including initial public offerings or “IPOs”), convertible securities, stock options (covered call and put options), warrants and rights. Thus, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

Risk of Short Sales: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred.

General Economic and Market Conditions Risk: General economic or market conditions may adversely affect the investments made by the Fund. In addition, a downturn or contraction in the global economy or in the capital markets, or in certain industries or geographic regions thereof, may restrict the availability of suitable investment opportunities for the Fund and/or the opportunity to liquidate any such investments, each of which could prevent the Fund from meeting its investment objective. A general economic downturn could also result in the diminution or loss of the investments made by the Fund. At the same time, market conditions could also increase the number of shares requested for repurchase by the Fund.

Liquidity Risks: The Fund has no plans to list its shares on any securities exchange, and there is no assurance that any secondary market will develop for the Fund’s shares. Although the Fund may make monthly offers to repurchase its shares, a shareholder may not be able to liquidate its investment in the Fund within a timeframe suitable to that shareholder.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2016 (Unaudited)

Non-Diversification: The Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the portion of the Fund’s assets that may be invested in the securities of any one issuer. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments.

9.   PERIODIC REPURCHASE OFFERS

In order to provide a limited degree of liquidity to shareholders, the Adviser expects to recommend that the Fund make offers to repurchase up to 10% of its outstanding shares as of the end of each calendar month at its then-current net asset value. The Fund’s Board of Trustees, in its discretion, must approve each such offer (including the amount of the offer). There can be no assurance that the Fund will make such repurchase offers, nor that shareholders tendering shares for repurchase in any offer will have all of their tendered shares repurchased by the Fund. For the period ended March 31, 2016, the Fund made six repurchase offers effective as of the end of each calendar month at the then-current net asset value. For the period ended March 31, 2016, no shares were tendered in connection with the repurchase offers.

10.   SUBSEQUENT EVENTS

Subsequent to March 31, 2016, the Fund made two repurchase offers dated April 18, 2016 and May 18, 2016 to be effective June 30, 2016 and July 31, 2016, respectively.

Management has evaluated subsequent events through the date the financial statements were issued and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Other Information (Unaudited)
March 31, 2016

Proxy Voting

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, 2015 is available: (i) without charge, upon request, by calling the Fund at 1-212-949-3000 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Corsair Opportunity Fund

(a Delaware Statutory Trust)
366 Madison Avenue, 12th Floor
New York, New York 10017

Custodian
UMB Bank, N.A.
1010 Grand Blvd.
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Auditor
EisnerAmper LLP
750 Third Avenue
New York, NY 10017

Fund Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Item 2. Code of Ethics

The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. A copy of the Code is attached as an exhibit.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

(a)	Not applicable to semi-annual reports.
(b)	Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics as required by Item 2.
(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Corsair Opportunity Fund

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	6/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	6/8/2016

By	/s/ Thomas Hess
Title	Thomas Hess, Principal Financial Officer

Date	6/8/2016